Group statement of financial position (Parenthetical) $ in Millions	Dec. 31, 2024 USD ($) [1]
Condensed Balance Sheet Statement1 [Line Items]
Other investments	$ 54
G2 Goldfields Inc.
Condensed Balance Sheet Statement1 [Line Items]
Other investments	$ 47

[1]	Increase is mainly due to the investment in G2 Goldfields Inc. of $47m